Janus Henderson Flexible Bond Portfolio Annual Fund Operating Expenses - Service Shares [Member] - Janus Henderson Flexible Bond Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.52%. In addition, the Adviser has contractually agreed to waive and/or reimburse a portion of the Portfolio’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange-traded funds (“ETFs”) in which the Portfolio invests, less certain operating expenses. The contractual waivers will remain in effect for at least a one-year period commencing on April 30, 2026. These contractual waivers may be terminated or modified only at the discretion of the Board of Trustees.
Service Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	0.82%	[1]

[1]	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.52%. In addition, the Adviser has contractually agreed to waive and/or reimburse a portion of the Portfolio’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange-traded funds (“ETFs”) in which the Portfolio invests, less certain operating expenses. The contractual waivers will remain in effect for at least a one-year period commencing on April 30, 2026. These contractual waivers may be terminated or modified only at the discretion of the Board of Trustees.